Plant and Equipment - Schedule of plant and equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 177,542,744
Depreciation	22,203,000
Impairment	(70,409,606)	$ 0
Ending balance	87,228,302	177,542,744
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	325,002,772	105,530,948
Additions	68,134,645	202,578,434
Disposals	12,072,618	1,244,804
Impairment	(119,032,683)
Foreign exchange on translation	(5,655,144)
Ending balance	256,376,972	325,002,772
Cost [Member] | Gpu Atlantic Acquisition [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Atlantic acquisition		18,138,194
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(147,460,028)	(83,932,145)
Disposals	(6,250,009)	(295,994)
Depreciation	78,951,494	63,823,877
Impairment	48,623,077
Foreign exchange on translation	(2,389,766)
Ending balance	(169,148,670)	(147,460,028)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	160,132,563
Ending balance	62,952,334	160,132,563
Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	306,802,142	105,530,948
Additions	57,838,272	190,643,420
Disposals	12,072,618	1,244,804
Impairment	(119,032,683)
Foreign exchange on translation	(4,347,913)
Ending balance	229,187,200	306,802,142
Equipment [Member] | Cost [Member] | Gpu Atlantic Acquisition [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Atlantic acquisition		11,872,578
Equipment [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(146,669,579)	(83,932,145)
Disposals	(6,250,009)	(295,994)
Depreciation	76,738,743	63,033,428
Impairment	48,623,077
Foreign exchange on translation	(2,300,376)
Ending balance	(166,234,866)	(146,669,579)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	662,910
Ending balance	662,910	662,910
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	662,910	0
Additions	0	0
Disposals	0	0
Impairment	0
Foreign exchange on translation	0
Ending balance	662,910	662,910
Land [Member] | Cost [Member] | Gpu Atlantic Acquisition [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Atlantic acquisition		662,910
Land [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Disposals	0	0
Depreciation	0	0
Impairment	0
Foreign exchange on translation	0
Ending balance	0	0
Buildings and Leasehold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,747,271
Ending balance	23,613,058	16,747,271
Buildings and Leasehold [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,537,720	0
Additions	10,296,373	11,935,014
Disposals	0	0
Impairment	0
Foreign exchange on translation	(1,307,231)
Ending balance	26,526,862	17,537,720
Buildings and Leasehold [Member] | Cost [Member] | Gpu Atlantic Acquisition [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Atlantic acquisition		5,602,706
Buildings and Leasehold [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(790,449)	0
Disposals	0	0
Depreciation	2,212,751	790,449
Impairment	0
Foreign exchange on translation	(89,396)
Ending balance	$ (2,913,804)	$ (790,449)